Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of common Stock, par value $0.0001 per share, reserved for issuance pursuant to the InspireMD, Inc. 2021 Equity Compensation Plan
Amount Registered | shares	4,723,370
Proposed Maximum Offering Price per Unit | $ / shares	1.73
Maximum Aggregate Offering Price	$ 8,171,430.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,128.48
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of common stock that become issuable under the InspireMD, Inc. 2021 Equity Compensation Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction.The proposed maximum offering price per share is calculated in accordance with Rules 457(c) and 457(h) under the Securities Act, solely for purposes of calculating the registration fee on the basis of $1.73 per share, the average of the high and low price of the Registrant’s ordinary shares as reported on the Nasdaq Capital Market on November 12, 2025.